Parent Company Only Condensed Financial Information - Schedule of Condensed Statements of Cash Flows (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Operating activities:
Net income	$ 5,579	$ 3,958
Adjustment to reconcile net income to net cash provided by operating activities:
Net cash from operating activities	16,893	20,845
Financing activities:
Cash dividends paid	(2,084)	(1,390)
Net cash used for financing activities	(16,651)	(2,540)
Net change in cash and cash equivalents	(5,996)	(26,903)
FCBC [Member]
Operating activities:
Net income	5,579	3,958
Adjustment to reconcile net income to net cash provided by operating activities:
Change in other assets and other liabilities	959	153
Equity in undistributed net earnings of subsidiaries	(2,775)	(3,448)
Net cash from operating activities	3,763	663
Financing activities:
Cash dividends paid	(2,084)	(1,390)
Net cash used for financing activities	(2,084)	(1,390)
Net change in cash and cash equivalents	1,679	(727)
Cash and cash equivalents at beginning of year	7,612	8,339
Cash and cash equivalents at end of year	$ 9,291	$ 7,612